Cover	Nov. 25, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 25, 2025
Entity Registrant Name	EMBECTA CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41186
Entity Tax Identification Number	87-1583942
Entity Address, Address Line One	300 Kimball Drive, Suite 300
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	862
Local Phone Number	401-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EMBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001872789
Amendment Flag	false